Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	¥ (4,329)
Recognized actuarial loss	1,507
Foreign
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	9
Recognized actuarial loss	¥ 421